Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and contingencies
Schedule of other assessments

		Penalty and
Year	Taxes	interest	Total
	US$(000)	US$(000)	US$(000)

2003 - 2005	8,684	39,366	48,050
2006	10,840	51,955	62,795
2007	11,579	22,102	33,681
2008	16,906	16,923	33,829
2009	56,000	51,604	107,604
2010	53,566	125,047	178,613
2011	40,802	66,506	107,308
2012	869	6,917	7,786
2013	48,402	65,849	114,251
2014	5,434	724	6,158
2015	2,986	23,205	26,191
2016	60,041	3,268	63,309
2017	4,815	2,920	7,735
	320,924	476,386	797,310